Provisions, income tax liabilities and other liabilities - Summary of Present Value of Pension and Other Post Employment Benefits (Details) - Pensions and other post-employment benefits - EUR (€)
€ in Millions
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	€ 2,539	€ 3,099	€ 3,444
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	12,175	12,456	13,094	€ 11,824
Wholly or partly funded defined benefit plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	11,069	11,322	11,829
Wholly unfunded defined benefit plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	€ 1,106	€ 1,134	€ 1,265